SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 14,912.2
Fair Value	15,963.0
Amount At Which Shown In The Balance Sheet	15,963.0
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,455.7
Fair Value	11,759.3
Amount At Which Shown In The Balance Sheet	11,759.3
Fixed maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,842.7
Fair Value	2,963.0
Amount At Which Shown In The Balance Sheet	2,963.0
Fixed maturities | Bonds | State and local government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,938.6
Fair Value	2,002.1
Amount At Which Shown In The Balance Sheet	2,002.1
Fixed maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	97.8
Fair Value	97.5
Amount At Which Shown In The Balance Sheet	97.5
Fixed maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,703.7
Fair Value	2,798.7
Amount At Which Shown In The Balance Sheet	2,798.7
Fixed maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,493.6
Fair Value	3,524.1
Amount At Which Shown In The Balance Sheet	3,524.1
Fixed maturities | Redeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	379.3
Fair Value	373.9
Amount At Which Shown In The Balance Sheet	373.9
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,904.7
Fair Value	2,651.9
Amount At Which Shown In The Balance Sheet	2,651.9
Equity securities | Common Stocks, by Industry | Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	113.7
Fair Value	147.4
Amount At Which Shown In The Balance Sheet	147.4
Equity securities | Common Stocks, by Industry | Financials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	203.0
Fair Value	224.7
Amount At Which Shown In The Balance Sheet	224.7
Equity securities | Common Stocks, by Industry | Industrials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,114.3
Fair Value	1,473.5
Amount At Which Shown In The Balance Sheet	1,473.5
Equity securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	473.7
Fair Value	806.3
Amount At Which Shown In The Balance Sheet	806.3
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,551.8	[1]
Fair Value	1,551.8	[1]
Amount At Which Shown In The Balance Sheet	$ 1,551.8	[1]

[1]	Includes $10.0 million in treasury bills issued by the Australian government.